Employee Benefit Plans - Components of Net Periodic Benefit Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Executive Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 85	$ 91	$ 87
Interest cost	35	42	43
Recognition of prior service cost	28	28	28
Amortization of unrecognized loss	61	68
Total	209	229	158
Long-Term Health Care Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost
Interest cost	24	30	33
Recognition of prior service cost	17	18	18
Recognized net actuarial loss	5	26
Total	$ 46	$ 74	$ 51